CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Oct. 02, 2021	Apr. 22, 2021	Apr. 13, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	900,000,000	900,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	119,849,589			118,854,249	96,498,943
Common Stock, Shares, Outstanding	119,849,589			118,854,249	96,498,943
Parent
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Common Stock, Shares Authorized				500,000,000	500,000,000
Common Stock, Shares, Issued				118,854,249	96,498,943
Common Stock, Shares, Outstanding				118,854,249	96,498,943